Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated February 9, 2011

to the Statement of Additional Information dated October 1, 2010, as supplemented February 9,

2011 for ProShares Ultra TIPS

Shares of ProShares Ultra TIPS are not available for sale.